Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event

Note 17 Subsequent Event

The Company evaluated all events and transactions that occurred after December 31, 2025, up through the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements.